Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
REVENUES
Revenues	$ 56,053	$ 250,661	$ 214,003	$ 574,417
EXPENSES
Amortization (Note 7)	39,790	65,870	113,391	140,364
Amortization of intangible assets (Note 10)	685,598	629,989	1,371,951	1,267,679
Consulting fees (Note 3)	180,667	186,714	354,063	335,121
Foreign exchange (gain) loss	66,596	(155,605)	80,948	(46,772)
Office and miscellaneous expenses	223,735	229,585	344,002	419,215
Interest expense	20,288	30,482	44,913	67,050
Professional fees (Note 14)	89,282	232,637	317,087	667,641
Salaries and wages (Note 14)	778,326	1,600,138	1,995,779	3,058,050
Sales and marketing	43,485	29,406	79,975	78,255
Software delivery costs	148,045	364,982	305,655	602,005
Share-based compensation (Note 13)	90,896	375,919	(1,156,217)	884,322
Total operating loss	(2,310,655)	(3,339,456)	(3,637,544)	(6,898,513)
Finance expense (Note 12)		(19,739)		(44,097)
Change in fair value of warrant liability (Note 3)		133,052		361,049
Net loss	(2,310,655)	(3,226,143)	(3,637,544)	(6,581,561)
Other comprehensive loss:
Foreign currency translation (gain) loss	(18,849)		(28,197)
Loss and comprehensive loss	(2,291,806)	(3,226,143)	(3,609,347)	(6,581,561)
Total other comprehensive loss attributable to:
Shareholders	(18,849)		(28,197)
Non-controlling interest
Comprehensive income	(18,849)		(28,197)
Total comprehensive loss attributable to:
Shareholders	(2,022,912)	(2,740,734)	(3,207,759)	(5,322,635)
Non-controlling interest	(268,894)	(485,409)	(401,588)	(1,258,926)
Comprehensive income net	$ (2,291,806)	$ (3,226,143)	$ (3,609,347)	$ (6,581,561)
Basic loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (0.19)	$ (1.95)	$ (0.34)	$ (4.2)
Weighted average common shares outstanding (in Shares)	10,714,171	1,380,724	9,486,337	1,265,052